Shareholder Report, Average Annual Return (Details)					7 Months Ended	12 Months Ended		58 Months Ended	60 Months Ended	76 Months Ended	80 Months Ended	109 Months Ended	120 Months Ended
	Oct. 31, 2019	Apr. 17, 2018	Dec. 29, 2017	Jul. 31, 2015	Aug. 31, 2014	Aug. 31, 2024	Aug. 31, 2014	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000050458
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
C000050456
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
C000058009
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Average Annual Return, Percent						18.03%			14.41%				12.21%
C000058010
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Average Annual Return, Percent						23.03%			14.84%				12.00%
C000025455
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Average Annual Return, Percent						17.01%			13.23%				12.07%
C000025457
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Average Annual Return, Percent						21.85%			13.66%				11.88%
C000025491
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Average Annual Return, Percent						7.93%			8.24%				8.27%
C000025493
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Average Annual Return, Percent						12.40%			8.70%				8.10%
C000198881
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Average Annual Return, Percent						16.68%		11.31%
C000198882
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Average Annual Return, Percent						21.62%		11.78%
C000025497
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Average Annual Return, Percent						10.48%			8.76%				9.24%
C000025499
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Average Annual Return, Percent						15.07%			9.18%				9.04%
C000025473
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Average Annual Return, Percent						18.66%			14.98%				13.06%
C000025475
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Average Annual Return, Percent						23.52%			15.43%				12.85%
C000025597
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Average Annual Return, Percent						22.35%			15.44%				15.46%
C000025599
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Average Annual Return, Percent						27.55%			15.88%				15.24%
C000081145
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Average Annual Return, Percent						15.60%			12.14%				10.10%
C000081146
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Average Annual Return, Percent						20.42%			12.55%				9.90%
C000025461
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Average Annual Return, Percent						15.44%			9.01%				7.46%
C000025463
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Average Annual Return, Percent						20.20%			9.42%				7.27%
C000158768
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Average Annual Return, Percent						15.93%			11.93%			9.03%
C000158769
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Average Annual Return, Percent						20.84%			12.35%			8.89%
C000025467
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Average Annual Return, Percent						17.88%			10.45%				7.19%
C000025469
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Average Annual Return, Percent						22.72%			10.87%				7.00%
C000025485
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Average Annual Return, Percent						10.88%			9.74%				7.02%
C000025487
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Average Annual Return, Percent						15.35%			10.16%				6.82%
C000025503
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Average Annual Return, Percent						9.53%			6.58%				5.76%
C000025505
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Average Annual Return, Percent						13.93%			6.99%				5.56%
C000136623
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Average Annual Return, Percent						10.81%			8.80%				6.68%
C000136624
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Average Annual Return, Percent						15.46%			9.21%				6.50%
Without Sales Load [Member] | C000050458
Average Annual Return [Line Items]
Average Annual Return, Percent						18.38%			9.91%				6.90%
Without Sales Load [Member] | C000050457
Average Annual Return [Line Items]
Average Annual Return, Percent						18.74%			10.29%				7.31%
Without Sales Load [Member] | C000196983
Average Annual Return [Line Items]
Average Annual Return, Percent						18.72%			10.32%		7.92%
Without Sales Load [Member] | C000201703
Average Annual Return [Line Items]
Average Annual Return, Percent						18.73%			10.30%	8.22%
Without Sales Load [Member] | C000050456
Average Annual Return [Line Items]
Average Annual Return, Percent						23.19%			11.68%				7.97%
Without Sales Load [Member] | C000050455
Average Annual Return [Line Items]
Average Annual Return, Percent						23.66%			12.09%				8.38%
Without Sales Load [Member] | C000196982
Average Annual Return [Line Items]
Average Annual Return, Percent						23.67%			12.10%		9.06%
Without Sales Load [Member] | C000201702
Average Annual Return [Line Items]
Average Annual Return, Percent						23.66%			12.10%	9.24%
Without Sales Load [Member] | C000058009
Average Annual Return [Line Items]
Average Annual Return, Percent						24.93%			15.70%				12.84%
Without Sales Load [Member] | C000058010
Average Annual Return [Line Items]
Average Annual Return, Percent						24.04%			14.84%				12.00%
Without Sales Load [Member] | C000058011
Average Annual Return [Line Items]
Average Annual Return, Percent						25.46%			16.12%				13.26%
Without Sales Load [Member] | C000058013
Average Annual Return [Line Items]
Average Annual Return, Percent						25.30%			15.97%				13.12%
Without Sales Load [Member] | C000159659
Average Annual Return [Line Items]
Average Annual Return, Percent						25.46%			16.14%			13.17%
Without Sales Load [Member] | C000058012
Average Annual Return [Line Items]
Average Annual Return, Percent						24.72%			15.41%				12.57%
Without Sales Load [Member] | C000201808
Average Annual Return [Line Items]
Average Annual Return, Percent						25.50%			16.14%	14.24%
Without Sales Load [Member] | C000025455
Average Annual Return [Line Items]
Average Annual Return, Percent						23.80%			14.51%				12.71%
Without Sales Load [Member] | C000025457
Average Annual Return [Line Items]
Average Annual Return, Percent						22.85%			13.66%				11.88%
Without Sales Load [Member] | C000025453
Average Annual Return [Line Items]
Average Annual Return, Percent						24.17%			14.91%				13.13%
Without Sales Load [Member] | C000025454
Average Annual Return [Line Items]
Average Annual Return, Percent						23.57%			14.35%				12.57%
Without Sales Load [Member] | C000055744
Average Annual Return [Line Items]
Average Annual Return, Percent						24.10%			14.79%				12.99%
Without Sales Load [Member] | C000159652
Average Annual Return [Line Items]
Average Annual Return, Percent						24.19%			14.92%			13.17%
Without Sales Load [Member] | C000055743
Average Annual Return [Line Items]
Average Annual Return, Percent						23.48%			14.22%				12.43%
Without Sales Load [Member] | C000201801
Average Annual Return [Line Items]
Average Annual Return, Percent						24.20%			14.92%	13.44%
Without Sales Load [Member] | C000025491
Average Annual Return [Line Items]
Average Annual Return, Percent						14.21%			9.47%				8.88%
Without Sales Load [Member] | C000025493
Average Annual Return [Line Items]
Average Annual Return, Percent						13.40%			8.70%				8.10%
Without Sales Load [Member] | C000025489
Average Annual Return [Line Items]
Average Annual Return, Percent						14.61%			9.85%				9.26%
Without Sales Load [Member] | C000025490
Average Annual Return [Line Items]
Average Annual Return, Percent						13.95%			9.29%				8.71%
Without Sales Load [Member] | C000055754
Average Annual Return [Line Items]
Average Annual Return, Percent						14.50%			9.75%				9.15%
Without Sales Load [Member] | C000161552
Average Annual Return [Line Items]
Average Annual Return, Percent						14.64%			9.85%			9.60%
Without Sales Load [Member] | C000055753
Average Annual Return [Line Items]
Average Annual Return, Percent						13.95%			9.22%				8.61%
Without Sales Load [Member] | C000200233
Average Annual Return [Line Items]
Average Annual Return, Percent						14.57%			9.85%	9.93%
Without Sales Load [Member] | C000198881
Average Annual Return [Line Items]
Average Annual Return, Percent						23.48%		12.61%
Without Sales Load [Member] | C000198882
Average Annual Return [Line Items]
Average Annual Return, Percent						22.62%		11.78%
Without Sales Load [Member] | C000198883
Average Annual Return [Line Items]
Average Annual Return, Percent						23.99%		13.03%
Without Sales Load [Member] | C000198884
Average Annual Return [Line Items]
Average Annual Return, Percent						23.83%		12.90%
Without Sales Load [Member] | C000198886
Average Annual Return [Line Items]
Average Annual Return, Percent						23.89%		13.03%
Without Sales Load [Member] | C000205965
Average Annual Return [Line Items]
Average Annual Return, Percent						23.91%		13.02%
Without Sales Load [Member] | C000025497
Average Annual Return [Line Items]
Average Annual Return, Percent						16.91%			9.99%				9.86%
Without Sales Load [Member] | C000025499
Average Annual Return [Line Items]
Average Annual Return, Percent						16.07%			9.18%				9.04%
Without Sales Load [Member] | C000025495
Average Annual Return [Line Items]
Average Annual Return, Percent						17.24%			10.35%				10.24%
Without Sales Load [Member] | C000025496
Average Annual Return [Line Items]
Average Annual Return, Percent						16.71%			9.79%				9.69%
Without Sales Load [Member] | C000055756
Average Annual Return [Line Items]
Average Annual Return, Percent						17.21%			10.27%				10.14%
Without Sales Load [Member] | C000161553
Average Annual Return [Line Items]
Average Annual Return, Percent						17.26%			10.36%			9.43%
Without Sales Load [Member] | C000055755
Average Annual Return [Line Items]
Average Annual Return, Percent						16.57%			9.72%				9.59%
Without Sales Load [Member] | C000200234
Average Annual Return [Line Items]
Average Annual Return, Percent						17.31%			10.36%	10.23%
Without Sales Load [Member] | C000025473
Average Annual Return [Line Items]
Average Annual Return, Percent						25.54%			16.29%				13.71%
Without Sales Load [Member] | C000025475
Average Annual Return [Line Items]
Average Annual Return, Percent						24.56%			15.43%				12.85%
Without Sales Load [Member] | C000025471
Average Annual Return [Line Items]
Average Annual Return, Percent						25.86%			16.66%				14.11%
Without Sales Load [Member] | C000025472
Average Annual Return [Line Items]
Average Annual Return, Percent						25.31%			16.10%				13.55%
Without Sales Load [Member] | C000055750
Average Annual Return [Line Items]
Average Annual Return, Percent						25.80%			16.58%				13.99%
Without Sales Load [Member] | C000159655
Average Annual Return [Line Items]
Average Annual Return, Percent						25.94%			16.69%			14.42%
Without Sales Load [Member] | C000055749
Average Annual Return [Line Items]
Average Annual Return, Percent						25.13%			15.98%				13.42%
Without Sales Load [Member] | C000201804
Average Annual Return [Line Items]
Average Annual Return, Percent						25.79%			16.68%	15.16%
Without Sales Load [Member] | C000025597
Average Annual Return [Line Items]
Average Annual Return, Percent						29.49%			16.75%				16.11%
Without Sales Load [Member] | C000025599
Average Annual Return [Line Items]
Average Annual Return, Percent						28.55%			15.88%				15.24%
Without Sales Load [Member] | C000025595
Average Annual Return [Line Items]
Average Annual Return, Percent						29.86%			17.09%				16.50%
Without Sales Load [Member] | C000025596
Average Annual Return [Line Items]
Average Annual Return, Percent						29.25%			16.50%				15.92%
Without Sales Load [Member] | C000092626
Average Annual Return [Line Items]
Average Annual Return, Percent						29.87%			17.05%				16.40%
Without Sales Load [Member] | C000196989
Average Annual Return [Line Items]
Average Annual Return, Percent						29.86%			17.10%		16.94%
Without Sales Load [Member] | C000200235
Average Annual Return [Line Items]
Average Annual Return, Percent						29.91%			17.10%	15.89%
Without Sales Load [Member] | C000081145
Average Annual Return [Line Items]
Average Annual Return, Percent						22.32%			13.42%				10.72%
Without Sales Load [Member] | C000081146
Average Annual Return [Line Items]
Average Annual Return, Percent						21.42%			12.55%				9.90%
Without Sales Load [Member] | C000081147
Average Annual Return [Line Items]
Average Annual Return, Percent						22.79%			13.81%				11.13%
Without Sales Load [Member] | C000081149
Average Annual Return [Line Items]
Average Annual Return, Percent						22.63%			13.70%				11.00%
Without Sales Load [Member] | C000161554
Average Annual Return [Line Items]
Average Annual Return, Percent						22.79%			13.82%			11.56%
Without Sales Load [Member] | C000081148
Average Annual Return [Line Items]
Average Annual Return, Percent						22.01%			13.12%				10.45%
Without Sales Load [Member] | C000201809
Average Annual Return [Line Items]
Average Annual Return, Percent						22.80%			13.82%	13.27%
Without Sales Load [Member] | C000025461
Average Annual Return [Line Items]
Average Annual Return, Percent						22.17%			10.25%				8.07%
Without Sales Load [Member] | C000025463
Average Annual Return [Line Items]
Average Annual Return, Percent						21.24%			9.42%				7.27%
Without Sales Load [Member] | C000025459
Average Annual Return [Line Items]
Average Annual Return, Percent						22.54%			10.59%				8.45%
Without Sales Load [Member] | C000025460
Average Annual Return [Line Items]
Average Annual Return, Percent						21.93%			10.04%				7.91%
Without Sales Load [Member] | C000055746
Average Annual Return [Line Items]
Average Annual Return, Percent						22.47%			10.52%				8.34%
Without Sales Load [Member] | C000159653
Average Annual Return [Line Items]
Average Annual Return, Percent						22.55%			10.60%			8.93%
Without Sales Load [Member] | C000055745
Average Annual Return [Line Items]
Average Annual Return, Percent						21.89%			9.97%				7.80%
Without Sales Load [Member] | C000201802
Average Annual Return [Line Items]
Average Annual Return, Percent						22.55%			10.60%	9.86%
Without Sales Load [Member] | C000158768
Average Annual Return [Line Items]
Average Annual Return, Percent						22.68%			13.20%			9.70%
Without Sales Load [Member] | C000158769
Average Annual Return [Line Items]
Average Annual Return, Percent						21.85%			12.35%			8.89%
Without Sales Load [Member] | C000158770
Average Annual Return [Line Items]
Average Annual Return, Percent						23.16%			13.56%			10.09%
Without Sales Load [Member] | C000158771
Average Annual Return [Line Items]
Average Annual Return, Percent						23.01%			13.48%			9.98%
Without Sales Load [Member] | C000158773
Average Annual Return [Line Items]
Average Annual Return, Percent						23.08%			13.55%			10.10%
Without Sales Load [Member] | C000158772
Average Annual Return [Line Items]
Average Annual Return, Percent						22.44%			12.90%			9.43%
Without Sales Load [Member] | C000201811
Average Annual Return [Line Items]
Average Annual Return, Percent						23.14%			13.57%	11.90%
Without Sales Load [Member] | C000025467
Average Annual Return [Line Items]
Average Annual Return, Percent						24.71%			11.71%				7.80%
Without Sales Load [Member] | C000025469
Average Annual Return [Line Items]
Average Annual Return, Percent						23.78%			10.87%				7.00%
Without Sales Load [Member] | C000025465
Average Annual Return [Line Items]
Average Annual Return, Percent						25.08%			12.05%				8.15%
Without Sales Load [Member] | C000025466
Average Annual Return [Line Items]
Average Annual Return, Percent						24.38%			11.49%				7.62%
Without Sales Load [Member] | C000055748
Average Annual Return [Line Items]
Average Annual Return, Percent						24.94%			11.98%				8.06%
Without Sales Load [Member] | C000159654
Average Annual Return [Line Items]
Average Annual Return, Percent						25.10%			12.06%			8.80%
Without Sales Load [Member] | C000055747
Average Annual Return [Line Items]
Average Annual Return, Percent						24.38%			11.43%				7.53%
Without Sales Load [Member] | C000201803
Average Annual Return [Line Items]
Average Annual Return, Percent						25.10%			12.06%	10.37%
Without Sales Load [Member] | C000025485
Average Annual Return [Line Items]
Average Annual Return, Percent						17.34%			10.99%				7.62%
Without Sales Load [Member] | C000025487
Average Annual Return [Line Items]
Average Annual Return, Percent						16.40%			10.16%				6.82%
Without Sales Load [Member] | C000025483
Average Annual Return [Line Items]
Average Annual Return, Percent						17.74%			11.39%				8.03%
Without Sales Load [Member] | C000025484
Average Annual Return [Line Items]
Average Annual Return, Percent						17.13%			10.83%				7.49%
Without Sales Load [Member] | C000055751
Average Annual Return [Line Items]
Average Annual Return, Percent						17.61%			11.26%				7.89%
Without Sales Load [Member] | C000159657
Average Annual Return [Line Items]
Average Annual Return, Percent						17.74%			11.40%			8.75%
Without Sales Load [Member] | C000055752
Average Annual Return [Line Items]
Average Annual Return, Percent						17.03%			10.71%				7.36%
Without Sales Load [Member] | C000201806
Average Annual Return [Line Items]
Average Annual Return, Percent						17.74%			11.40%	10.14%
Without Sales Load [Member] | C000025503
Average Annual Return [Line Items]
Average Annual Return, Percent						15.90%			7.79%				6.35%
Without Sales Load [Member] | C000025505
Average Annual Return [Line Items]
Average Annual Return, Percent						15.01%			6.99%				5.56%
Without Sales Load [Member] | C000025501
Average Annual Return [Line Items]
Average Annual Return, Percent						16.22%			8.13%				6.73%
Without Sales Load [Member] | C000025502
Average Annual Return [Line Items]
Average Annual Return, Percent						15.63%			7.59%				6.20%
Without Sales Load [Member] | C000055758
Average Annual Return [Line Items]
Average Annual Return, Percent						16.20%			8.06%				6.62%
Without Sales Load [Member] | C000159658
Average Annual Return [Line Items]
Average Annual Return, Percent						16.21%			8.14%			7.01%
Without Sales Load [Member] | C000055757
Average Annual Return [Line Items]
Average Annual Return, Percent						15.62%			7.52%				6.09%
Without Sales Load [Member] | C000201807
Average Annual Return [Line Items]
Average Annual Return, Percent						16.21%			8.14%	5.51%
Without Sales Load [Member] | C000136623
Average Annual Return [Line Items]
Average Annual Return, Percent						17.29%			10.04%				7.29%
Without Sales Load [Member] | C000136624
Average Annual Return [Line Items]
Average Annual Return, Percent						16.46%			9.21%				6.50%
Without Sales Load [Member] | C000136625
Average Annual Return [Line Items]
Average Annual Return, Percent						17.72%			10.42%				7.71%
Without Sales Load [Member] | C000136626
Average Annual Return [Line Items]
Average Annual Return, Percent						17.64%			10.32%				7.56%
Without Sales Load [Member] | C000161556
Average Annual Return [Line Items]
Average Annual Return, Percent						17.69%			10.44%			8.20%
Without Sales Load [Member] | C000136627
Average Annual Return [Line Items]
Average Annual Return, Percent						16.97%			9.75%				7.02%
Without Sales Load [Member] | C000201810
Average Annual Return [Line Items]
Average Annual Return, Percent						17.76%			10.44%	7.84%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%				12.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%				12.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%				12.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%				12.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%				12.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%			12.85%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%				12.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%	13.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%		14.82%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%		14.82%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%		14.82%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%		14.82%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%		14.82%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%		14.82%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%				12.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%				12.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%				12.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%				12.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%				12.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%			12.85%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%				12.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%	13.36%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%				12.65%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%				12.65%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%				12.65%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%				12.65%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%				12.65%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%			13.18%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%				12.65%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%	13.81%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%				12.65%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%				12.65%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%				12.65%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%				12.65%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%				12.65%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%		13.46%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%	13.81%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%				12.65%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%				12.65%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%				12.65%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%				12.65%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%				12.65%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%			13.18%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%				12.65%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%	13.81%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%			13.18%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%			13.18%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%			13.18%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%			13.18%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%			13.18%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%			13.18%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%	13.81%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%				12.65%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%				12.65%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%				12.65%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%				12.65%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%				12.65%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%			13.18%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%				12.65%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%	13.81%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%				12.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%				12.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%				12.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%				12.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%				12.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%			12.85%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%				12.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%	13.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%				12.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%				12.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%				12.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%				12.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%				12.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%			12.85%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%				12.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%	13.36%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%				12.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%				12.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%				12.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%				12.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%			12.85%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%				12.35%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.14%			15.17%	13.36%
EDGE Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							EDGE Composite Index
Average Annual Return, Percent						21.07%			11.28%				8.57%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						7.30%			(0.04%)				1.64%
Prior EDGE Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Prior EDGE Composite Index
Average Annual Return, Percent						21.04%			10.75%				7.97%
MSCI ACWI IMI
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI ACWI IMI
Average Annual Return, Percent						22.62%			11.81%				8.56%
Bloomberg U.S. Intermediate Treasury Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Intermediate Treasury Bond
Average Annual Return, Percent						6.26%			0.53%				1.36%
MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Average Annual Return, Percent						22.77%			12.30%				9.25%
EDGE Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							EDGE Composite Index
Average Annual Return, Percent						21.07%			11.28%				8.57%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						7.30%			(0.04%)				1.64%
Prior EDGE Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Prior EDGE Composite Index
Average Annual Return, Percent						21.04%			10.75%				7.97%
MSCI ACWI IMI
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI ACWI IMI
Average Annual Return, Percent						22.62%			11.81%				8.56%
Bloomberg U.S. Intermediate Treasury Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Intermediate Treasury Bond
Average Annual Return, Percent						6.26%			0.53%				1.36%
MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Average Annual Return, Percent						22.77%			12.30%				9.25%
EDGE Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			EDGE Composite Index
Average Annual Return, Percent						21.07%			11.28%		9.00%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						7.30%			(0.04%)		1.28%
Prior EDGE Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Prior EDGE Composite Index
Average Annual Return, Percent						21.04%			10.75%		8.42%
MSCI ACWI IMI
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI IMI
Average Annual Return, Percent						22.62%			11.81%		9.06%
Bloomberg U.S. Intermediate Treasury Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Intermediate Treasury Bond
Average Annual Return, Percent						6.26%			0.53%		1.45%
MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Average Annual Return, Percent						22.77%			12.30%		9.67%
EDGE Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EDGE Composite Index
Average Annual Return, Percent						21.07%			11.28%	9.33%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						7.30%			(0.04%)	1.59%
Prior EDGE Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Prior EDGE Composite Index
Average Annual Return, Percent						21.04%			10.75%	8.67%
MSCI ACWI IMI
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI IMI
Average Annual Return, Percent						22.62%			11.81%	9.29%
Bloomberg U.S. Intermediate Treasury Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Treasury Bond
Average Annual Return, Percent						6.26%			0.53%	1.68%
MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Average Annual Return, Percent						22.77%			12.30%	10.00%
TAG Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							TAG Composite Index
Average Annual Return, Percent						21.07%			11.28%				8.57%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						7.30%			(0.04%)				1.64%
MSCI ACWI IMI
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI ACWI IMI
Average Annual Return, Percent						22.62%			11.81%				8.56%
Prior TAG Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Prior TAG Composite Index
Average Annual Return, Percent						21.04%			10.75%				7.97%
Bloomberg U.S. Intermediate Treasury Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Intermediate Treasury Bond
Average Annual Return, Percent						6.26%			0.53%				1.36%
MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Average Annual Return, Percent						22.77%			12.30%				9.25%
TAG Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							TAG Composite Index
Average Annual Return, Percent						21.07%			11.28%				8.57%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						7.30%			(0.04%)				1.64%
MSCI ACWI IMI
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI ACWI IMI
Average Annual Return, Percent						22.62%			11.81%				8.56%
Prior TAG Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Prior TAG Composite Index
Average Annual Return, Percent						21.04%			10.75%				7.97%
Bloomberg U.S. Intermediate Treasury Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Intermediate Treasury Bond
Average Annual Return, Percent						6.26%			0.53%				1.36%
MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Average Annual Return, Percent						22.77%			12.30%				9.25%
TAG Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			TAG Composite Index
Average Annual Return, Percent						21.07%			11.28%		9.00%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						7.30%			(0.04%)		1.28%
MSCI ACWI IMI
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI IMI
Average Annual Return, Percent						22.62%			11.81%		9.06%
Prior TAG Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Prior TAG Composite Index
Average Annual Return, Percent						21.04%			10.75%		8.42%
Bloomberg U.S. Intermediate Treasury Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Intermediate Treasury Bond
Average Annual Return, Percent						6.26%			0.53%		1.45%
MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Average Annual Return, Percent						22.77%			12.30%		9.67%
TAG Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TAG Composite Index
Average Annual Return, Percent						21.07%			11.28%	9.33%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						7.30%			(0.04%)	1.59%
MSCI ACWI IMI
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI IMI
Average Annual Return, Percent						22.62%			11.81%	9.29%
Prior TAG Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Prior TAG Composite Index
Average Annual Return, Percent						21.04%			10.75%	8.67%
Bloomberg U.S. Intermediate Treasury Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Treasury Bond
Average Annual Return, Percent						6.26%			0.53%	1.68%
MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI IMI (Developed Markets FX 50% Hedged)
Average Annual Return, Percent						22.77%			12.30%	10.00%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						27.14%			15.90%				12.97%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						27.14%			15.90%				12.97%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						27.14%			15.90%				12.97%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						27.14%			15.90%				12.97%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						27.14%			15.90%			13.52%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						27.14%			15.90%				12.97%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						27.14%			15.90%	14.15%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%				12.65%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%				12.65%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%				12.65%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%				12.65%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%				12.65%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%			13.18%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%				12.65%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						26.60%			15.53%	13.81%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						19.07%			10.49%				10.60%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						19.07%			10.49%				10.60%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						19.07%			10.49%				10.60%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						19.07%			10.49%				10.60%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						19.07%			10.49%				10.60%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						19.07%			10.49%			10.69%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						19.07%			10.49%				10.60%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						19.07%			10.49%	10.68%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						17.67%		8.20%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						17.67%		8.20%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						17.67%		8.20%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						17.67%		8.20%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						17.67%		8.20%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						17.67%		8.20%
Russell 2500® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						15.77%			8.97%				9.31%
Russell 2500® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						15.77%			8.97%				9.31%
Russell 2500® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						15.77%			8.97%				9.31%
Russell 2500® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						15.77%			8.97%				9.31%
Russell 2500® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						15.77%			8.97%				9.31%
Russell 2500® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						15.77%			8.97%			8.88%
Russell 2500® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						15.77%			8.97%				9.31%
Russell 2500® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						15.77%			8.97%	8.21%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						30.75%			19.05%				16.01%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						30.75%			19.05%				16.01%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						30.75%			19.05%				16.01%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						30.75%			19.05%				16.01%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						30.75%			19.05%				16.01%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						30.75%			19.05%			16.41%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						30.75%			19.05%				16.01%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent						30.75%			19.05%	17.39%
NASDAQ Composite Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							NASDAQ Composite Total Return Index
Average Annual Return, Percent						27.15%			18.27%				15.59%
NASDAQ Composite Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							NASDAQ Composite Total Return Index
Average Annual Return, Percent						27.15%			18.27%				15.59%
NASDAQ Composite Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							NASDAQ Composite Total Return Index
Average Annual Return, Percent						27.15%			18.27%				15.59%
NASDAQ Composite Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							NASDAQ Composite Total Return Index
Average Annual Return, Percent						27.15%			18.27%				15.59%
NASDAQ Composite Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							NASDAQ Composite Total Return Index
Average Annual Return, Percent						27.15%			18.27%				15.59%
NASDAQ Composite Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NASDAQ Composite Total Return Index
Average Annual Return, Percent						27.15%			18.27%		16.17%
NASDAQ Composite Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ Composite Total Return Index
Average Annual Return, Percent						27.15%			18.27%	15.96%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						27.14%			15.90%				12.97%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						27.14%			15.90%				12.97%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						27.14%			15.90%				12.97%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						27.14%			15.90%				12.97%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						27.14%			15.90%			13.52%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						27.14%			15.90%				12.97%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						27.14%			15.90%	14.15%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						21.15%			11.15%				8.85%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						21.15%			11.15%				8.85%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						21.15%			11.15%				8.85%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						21.15%			11.15%				8.85%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						21.15%			11.15%				8.85%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						21.15%			11.15%			9.46%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						21.15%			11.15%				8.85%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						21.15%			11.15%	9.54%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						21.15%			11.15%			9.46%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						21.15%			11.15%			9.46%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						21.15%			11.15%			9.46%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						21.15%			11.15%			9.46%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						21.15%			11.15%			9.46%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						21.15%			11.15%			9.46%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						21.15%			11.15%	9.54%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						21.15%			11.15%				8.85%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						21.15%			11.15%				8.85%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						21.15%			11.15%				8.85%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						21.15%			11.15%				8.85%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						21.15%			11.15%				8.85%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						21.15%			11.15%			9.46%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						21.15%			11.15%				8.85%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						21.15%			11.15%	9.54%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						20.19%			10.78%				8.30%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						20.19%			10.78%				8.30%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						20.19%			10.78%				8.30%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						20.19%			10.78%				8.30%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						20.19%			10.78%				8.30%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						20.19%			10.78%			8.90%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						20.19%			10.78%				8.30%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						20.19%			10.78%	8.83%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						19.25%			10.36%				7.46%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						19.25%			10.36%				7.46%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						19.25%			10.36%				7.46%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						19.25%			10.36%				7.46%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						19.25%			10.36%				7.46%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						19.25%			10.36%			8.24%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						19.25%			10.36%				7.46%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						19.25%			10.36%	7.07%
Russell 2500® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						18.14%			10.65%				7.66%
Russell 2500® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						18.14%			10.65%				7.66%
Russell 2500® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						18.14%			10.65%				7.66%
Russell 2500® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						18.14%			10.65%				7.66%
Russell 2500® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						18.14%			10.65%			8.45%
Russell 2500® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						18.14%			10.65%				7.66%
Russell 2500® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent						18.14%			10.65%	7.77%